REVENUES AND CONTRACT ACCOUNTING	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUES AND CONTRACT ACCOUNTING

NOTE 10 – REVENUE AND CONTRACT ACCOUNTING

Revenue Recognition and Contract Accounting

The Company generates revenue from four sources: (1) Technology Systems; (2) AI Technology which is included in the consolidated statements of operations line-item Technology Systems; (3) Technical Support; and (4) Consulting Services which is included in the consolidated statements of operations line-item Services and Consulting.

Contract assets and contract liabilities on uncompleted contracts for revenues recognized over time are as follows:

Contract Assets

Contract assets on uncompleted contracts represent cumulative revenues recognized in excess of billings and/or cash received on uncompleted contracts accounted for under the cost-to-cost input method, which recognizes revenue based on the ratio of cost incurred to total estimated costs.

At March 31, 2025 and December 31, 2024, contract assets on uncompleted contracts consisted of the following:

	March 31, 2025	December 31, 2024
Cumulative revenues recognized	$9,981,445	$9,916,761
Less: Billings or cash received	(9,280,987)	(9,280,987)
Contract assets	$700,458	$635,774

Contract Liabilities

Contract liabilities on uncompleted contracts represent billings and/or cash received that exceed cumulative revenues recognized on uncompleted contracts accounted for under the cost-to-cost input method, which recognizes revenues based on the ratio of the cost incurred to total estimated costs.

Contract liabilities on services and consulting revenues represent billings and/or cash received in excess of revenue recognized on service agreements that are not accounted for under the cost-to-cost input method.

At March 31, 2025 and December 31, 2024, contract liabilities on uncompleted contracts and contract liabilities on services and consulting consisted of the following:

	March 31, 2025	December 31, 2024
Billings and/or cash receipts on uncompleted contracts	$1,264,658	$1,264,658
Less: Cumulative revenues recognized	(861,024)	(861,024)
Contract liabilities, technology systems	403,634	403,634
Contract liabilities, services and consulting	9,964,218	11,401,384
Total contract liabilities, current	10,367,852	11,805,018
Total contract liabilities, non-current	$9,563,888	$11,016,134

Contract Liabilities Current

	March 31, 2025	December 31, 2024
Total contract liabilities, current	$3,001,352	$3,188,518
Total contract liabilities, current – related parties	7,366,500	8,616,500
Total contract liabilities, current	$10,367,852	$11,805,018

Contract Liabilities Non-Current

	March 31, 2025	December 31, 2024
Total contract liabilities, non-current	$6,851,513	$7,399,634
Total contract liabilities, non-current – related parties	2,712,375	3,616,500
Total contract liabilities, non-current	$9,563,888	$11,016,134

Current Contract liabilities at December 31, 2024 were $11,805,018; of which zero for technology systems and $3,022,901 in services and consulting have been recognized as of March 31, 2025.

The Company expects to recognize all current contract liabilities within 12 months from the respective consolidated balance sheet date. In May 2024, the Company recorded an initial deferred revenue as a contract liability in the amount of $11,161,428 of which $199,008 related to a pilot program was immediately recognized as revenue (See Note 4) and another $1,370,303 was recognized in 2024. During the three months ended March 31, 2025, the Company recognized revenue of $548,122 from this deferred revenue. This contract liability resulted from a five-year contract with a customer where the Company received non-monetary consideration recorded as intangible assets (See Note 4). This transaction was accounted for under ASC 606-10-32-21 through ASC-606-10-32-24, Non-Cash Consideration. The performance obligations, which include various support and maintenance services, will be recognized as revenue pro-rata over time during the five-year contract term. The current contract liabilities of $2,192,484 for just this contract as of March 31, 2025 relate to the portion of the contract value the Company expects to recognize pro-rata within the next twelve months. The non-current contract liabilities of $6,851,513 as of March 31, 2025 represent the portion of the contract value that is expected to be recognized pro-rata beyond the next twelve months. If the Digital Image License Agreement is terminated prior to the completion of the five-year term, then the customer will pay for the maintenance and support services annually in cash.

In December 2024, the Company entered into a series of contracts with Fortress which are considered related party transactions under which the Company will deploy and operate a fleet of mobile gas turbines and balance-of-plant inventory, providing management, sales and operations functions to Sawgrass in connection with the assets. In exchange for services performed under the Asset Management Agreement (“AMA”), the Company will invoice monthly under this cost plus fee contract. The Company received an advance cash payments and common units in Sawgrass (see Note 6). Sawgrass paid the Company $5.0 million in cash upon execution of the contract, which will be applied ratably on a monthly basis against amounts incurred under the AMA for a period of 12 months in 2025. In the event that the AMA is terminated within the first 12 months, any balance remaining of the advanced funds would be credited in full to Duos.

As of March 31, 2025 the balance pertaining to this contract is $3,750,000 for services performed and relates to the portion of the contract value the Company expects to recognize pro-rata within the next nine months. The Company invoiced $3,010,325 in revenue under the AMA for the three months ended March 31, 2025 of which $1,250,000 was amortization of the deferred revenue.

The Company also concluded that the arrangement with Sawgrass is within the scope of ASC 606, Revenue from contracts with customers, and the common units issued to the Company by Sawgrass Parent represented non-cash consideration. The initial carrying value as of December 31, 2024 of $7.2 million was measured equal to the fair value of the common units received for future services to be performed under the AMA. The Company recorded $7.2 million of deferred revenue for services to be performed under the AMA which will be recognized over a period of two years (see Note 6). For the three months ended March 31, 2025, the Company recognized revenue in the amount of $904,125 associated with the AMA. The Company initially recorded the equity method investment in Sawgrass of $7.2 million, equal to the fair value of the common units.

The Company will fully recognize $5.0 million in revenue pertaining to the AMA during 2025.

As of March 31, 2025, the balance in contract liabilities pertaining to the non-monetary (see Note 4) transaction agreement is as follows:

Calendar Year	Amount
2025	$1,644,363
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,181
Total Contract Liabilities	$9,043,996

As of March 31, 2025, the balance in contract liabilities pertaining to the value of the equity method (see Note 6) interest will be recognized as revenue as follows:

Calendar Year	Amounts
2025	$2,712,375
2026	3,616,500
Contract Liability	$6,328,875

Disaggregation of Revenue

The Company is following the guidance of ASC 606-10-55-296 and 297 for disaggregation of revenue. Accordingly, revenue has been disaggregated according to the nature, amount, timing and uncertainty of revenue and cash flows. We are providing qualitative and quantitative disclosures.

Qualitative:

1. We have four distinct revenue sources:

a. Technology Systems (Turnkey, engineered projects);

b. AI Technology (Associated maintenance and support services);

c. Technical Support (Operational support, asset management of power generation systems); and

d. Consulting Services (Predetermined algorithms to provide important operating information to the users of our systems).

2. We currently operate in North America including the USA, Mexico and Canada.

3. Our customers include rail transportation, and commercial.

4. Our technology systems and equipment projects fall into two types:

a. Transfer of goods and services over time.

b. Goods delivered at point in time.

5. Our services & maintenance contracts are fixed price and fall into two duration types:

a. Turnkey engineered projects and professional service contracts that are less than one year in duration and are typically one to two quarters in length; and

b. Maintenance and support contracts ranging from one to five years in length.

Quantitative:

For the Three Months Ended March 31, 2025

Segments	Technologies	Data Center Hosting & Related Services	Asset Management	Total
Primary Geographical Markets

North America	$1,037,435	$—	$3,914,750	$4,952,185

Major Goods and Service Lines

Turnkey Projects	$64,684	$—	$—	$64,684
Maintenance and Support	972,751	—	3,914,750	4,877,501
	$1,037,435	$—	$3,914,750	$4,952,185

Timing of Revenue Recognition

Goods transferred over time	$64,684	$—	$—	$64,684
Services transferred over time	972,751	—	3,914,750	4,887,501
	$1,037,435	$—	$3,914,750	$4,952,185

For the Three Months Ended March 31, 2024

Segments	Technologies	Data Center Hosting & Related Services	Asset Management	Total
Primary Geographical Markets

North America	$1,070,680	$—	$—	$1,070,680

Major Goods and Service Lines

Turnkey Projects	$269,855	$—	$—	$269,855
Maintenance and Support	800,825	—	—	800,825
	$1,070,680	$—	$—	$1,070,680

Timing of Revenue Recognition

Goods transferred over time	$269,855	$—	$—	$269,855
Services transferred over time	800,825	—	—	800,825
	$1,070,680	$—	$—	$1,070,680

Revision of Disaggregation of Revenue

For three months ended March 31, 2025, the Company has revised the presentation of disaggregated revenue compared to the presentation included in our Form 10-Q for the quarter ended March 31, 2024. The revision was made to better align with the nature, timing, and uncertainty of revenue and cash flows arising from our contracts with customers. Comparative amounts for the prior period have been reclassified where necessary to conform to the current period presentation. These changes did not impact consolidated revenue previously reported.

NOTE 11 – REVENUES AND CONTRACT ACCOUNTING

The Company generates revenue from four sources: (1) Technology Systems; (2) AI Technology which is included in the consolidated statements of operations line-item Technology Systems; (3) Technical Support; and (4) Consulting Services which is included in the consolidated statements of operations line-item Services and Consulting.

Contract assets and contract liabilities on uncompleted contracts for revenues recognized over time are as follows:

Contract Assets

Contract assets on uncompleted contracts represent cumulative revenues recognized in excess of billings and/or cash received on uncompleted contracts accounted for under the cost-to-cost input method which recognizes revenue based on the ratio of costs incurred to total estimated costs.

At December 31, 2024 and 2023, contract assets on uncompleted contracts consisted of the following:

	2024	2023
Cumulative revenues recognized	$9,916,761	$8,820,256
Less: Billings or cash received	(9,280,987)	(8,178,309)
Contract Assets	$635,774	$641,947

Contract Liabilities

Contract liabilities on uncompleted contracts represent billings and/or cash received that exceed cumulative revenues recognized on uncompleted contracts accounted for under the cost-to-cost input method, which recognizes revenues based on the ratio of the cost incurred to total estimated costs.

Contract liabilities on services and consulting revenues represent billings and/or cash received in excess of revenue recognized on service agreements that are not accounted for under the cost-to-cost input method.

At December 31, 2024 and December 31, 2023, contract liabilities on uncompleted contracts and contract liabilities on services and consulting consisted of the following:

	2024	2023
Billings and/or cash receipts on uncompleted contracts	$1,264,658	$1,264,658
Less: Cumulative revenues recognized	(861,024)	(199,976)
Contract liabilities, technology systems, current	$403,634	$1,064,682
Contract liabilities, services and consulting, current	11,401,384	601,561
Total contract liabilities, current	$11,805,018	$1,666,243
Total contract liabilities, services and consulting, non-current	$11,016,134	$—

Contract liabilities at December 31, 2023 were $1,666,243; of which $661,048 for technology systems and $601,560 in services and consulting have been recognized as of December 31, 2024.

The Company expects to recognize all current contract liabilities within 12 months from the respective consolidated balance sheet date. In May 2024, the Company recorded an initial deferred revenue as a contract liability in the amount of $11,161,428 of which $199,008 related to a pilot program was immediately recognized as revenue (See Note 4) and another $1,569,310 was recognized in 2024.. This contract liability resulted from a five-year contract with a customer where the Company received non-monetary consideration recorded as intangible assets (See Note 4) This transaction was accounted for under ASC 606-10-32-21 through ASC-606-10-32-24, Non-Cash Consideration. The performance obligations, which include various support and maintenance services will be recognized as revenue pro-rata over time during the five-year contract term. The current contract liabilities of $2,192,484 for just this contract as of December 31, 2024 relate to the portion of the contract value the Company expects to recognize pro-rata within the next twelve months. The non-current contract liabilities of $7,399,634 as of December 31, 2024 represent the portion of the contract value that is expected to be recognized pro-rata beyond the next twelve months. If the Digital Image License Agreement is terminated prior to the completion of the five-year term, then the customer will pay for the maintenance and support services annually in cash.

In December 2024, the Company entered into a series of contracts with Fortress under which the Company will deploy and operate a fleet of mobile gas turbines and balance-of-plant inventory, providing management, sales and operations functions to Sawgrass in connection with the assets. In exchange for services performed under the Asset Management Agreement (“AMA”), the Company received an advance cash payments and common units in Sawgrass (see Note 9). Sawgrass paid the Company $5.0 million in cash upon execution of the contract, which will be applied ratably on a monthly basis against amounts incurred under the AMA for a period of 12 months in 2025. In the event that the AMA is terminated within the first 12 months, any balance remaining of the advanced funds would be credited in full to Duos.

As of December 31, 2024, deferred revenue under the arrangement was $5.0 million, comprised of the $5.0 million advance payment. The Company did not recognize any revenue under the AMA during the year ended December 31, 2024.

The Company also concluded that the arrangement with Sawgrass is within the scope of ASC 606, Revenue from contracts with customers, and the common units issued to the Company by Sawgrass Parent represented non-cash consideration. The initial carrying value as of December 31, 2024 of $7.2 million was measured equal to the fair value of the common units received for future services to be performed under the AMA. The Company recorded $7.2 million of deferred revenue for services to be performed under the AMA (see Note 9). During the year ended December 31, 2024, the Company did not recognize any revenue associated with the AMA. The Company initially recorded the equity method investment in Sawgrass of $7.2 million, equal to the fair value of the common units as of December 31, 2024.

As of December 31, 2024, the balance in contract liabilities pertaining to the non-monetary transaction agreement is as follows:

Calendar Year	Amount
2025	$2,192,484
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Contract Liabilities	$9,592,118

The Company will fully recognize $5.0 million in revenue pertaining to the AMA during 2025.

As of December 31, 2024, the balance in contract liabilities pertaining to the value of the equity method interest will be recognized as revenue as follows:

Calendar Year	Amounts
2025	$3,616,500
2026	3,616,500
Contract Assets	$7,233,000

Disaggregation of Revenue

The Company is following the guidance of ASC 606-10-55-296 and 297 for disaggregation of revenue. Accordingly, revenue has been disaggregated according to the nature, amount, timing and uncertainty of revenue and cash flows. We are providing qualitative and quantitative disclosures.

Qualitative:

1. We have four distinct revenue sources:

a. Technology Systems (Turnkey, engineered projects);

b. AI Technology (Associated maintenance and support services);

c. Technical Support (Operational support, asset management of power generation systems); and

d. Consulting Services (Predetermined algorithms to provide important operating information to the users of our systems).

2. We currently operate in North America including the USA, Mexico and Canada.

3. Our customers include rail transportation, and commercial.

4. Our technology systems and equipment projects fall into two types:

a. Transfer of goods and services over time.

b. Goods delivered at point in time.

5. Our services & maintenance contracts are fixed price and fall into two duration types:

a. Turnkey engineered projects and professional service contracts that are less than one year in duration and are typically one to two quarters in length; and

b. Maintenance and support contracts ranging from one to five years in length.

Quantitative:

For the Year Ended December 31, 2024

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$5,696,931	$921,562	$—	$662,392	$7,280,885

Major Goods and Service Lines

Turnkey Projects	$2,252,357	$—	$—	$—	$2,252,357
Maintenance and Support	3,444,574	921,562	—	—	4,366,136
Algorithms	—	—	—	662,392	662,392
	$5,696,931	$921,562	$—	$662,392	$7,280,885

Timing of Revenue Recognition

Goods transferred over time	$2,252,357	$—	$—	$—	$2,252,357
Services transferred over time	3,444,574	921,562	—	662,392	5,028,528
	$5,696,931	$921,562	$—	$662,392	$7,280,885

Quantitative:

For the Year Ended December 31, 2023

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Major Goods and Service Lines
Turnkey Projects	$3,616,334	$1,694	$—	$—	$3,618,028
Maintenance and Support	2,645,414	76,881	11,353	—	2,733,648
Data Center Auditing Services	—	—	—	—	—
Software License	—	—	—	—	—
Algorithms	—	—	—	1,119,522	1,119,522
	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Timing of Revenue Recognition
Goods transferred over time	$3,616,334	$1,694	$—	$—	$3,218,028
Services transferred over time	2,645,414	76,881	11,353	1,119,522	3,853,170
	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Segment Information

In November 2023, the FASB issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 requires companies to disclose significant segment expenses that are regularly provided to the chief operating decision maker. ASU 2023-07 is effective for annual periods beginning on January 1, 2024 and interim periods beginning on January 1, 2025. ASU 2023-07 must be applied retrospectively to all prior periods presented in the financial statements. The Company has evaluated the disclosure impact of ASU 2023-07; and determined the standard will not have an impact on the Company’s consolidated financial statements.

In 2024, the Company principally operated in one reportable segment related to the development and commercialization of technology solutions in the transportation and industrial sectors. The Chief Operating Decision Maker (“CODM”) for the Company is Mr. Chuck Ferry, the Chief Executive Officer (the “CEO”). The Company’s CEO reviews operating results on an aggregate basis and manages the Company’s operations as a whole for the purpose of evaluating financial performance and allocating resources. Accordingly, the Company has determined that it has a single reportable and operating segment structure. The CEO evaluates financial performance regularly by comparing actual results with established budgets and forecasts.

The CEO assesses performance for the Company and decides how to allocate resources based on the aggregate net loss that is reported on the accompanying consolidated statement of operations as net loss. The measure of segment assets is reported on the consolidated balance sheets as total assets.